Convertible Preferred Shares and Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Preferred Shares And Warrants [Abstract]
Schedule of convertible preferred shares
	December 31, 2020		December 31, 2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Series A Convertible Preferred shares with no par value	-	-	537,750	483,975
Series A-1 Convertible Preferred shares with no par value	-	-	896,250	798,950
Series B Convertible Preferred shares with no par value	-	-	597,500	566,386
Series B-1 Convertible Preferred shares with no par value	-	-	1,867,562	1,751,309
Series C-1 Convertible Preferred shares with no par value	-	-	717,000	645,923
Series C-2 Convertible Preferred shares with no par value	-	-	454,100	410,197
Series D-1 Convertible Preferred shares of NIS 0 par value	-	-	2,509,500	2,376,512
Series D-2 Convertible Preferred shares with no par value	-	-	2,868,000	-
Series D-3 Convertible Preferred shares with no par value	-	-	597,500	576,944
Series E Convertible Preferred shares with no par value	-	-	1,135,250	851,795
Series E-1 Convertible Preferred shares with no par value	-	-	5,736,000	4,058,986

Total	-	-	17,916,412	12,520,977